Post-employment benefits - Schedule of Main Assumptions used in Actuarial Valuation of Retirement Plans (Details)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Nominal discount rate	11.70%	11.59%
Inflation	4.00%	4.00%